Stock-Based Compensation - Assumptions Used for Restricted Stock Grants (Detail) - Restricted Stock Units (Market Condition) [Member] - AUD / shares	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Date of grant	Sep. 16, 2015	Sep. 16, 2015
Dividend yield (per annum)	3.80%	4.50%
Expected volatility	36.80%	37.40%
Risk free interest rate	1.50%	1.60%
Expected life in years	3 years	3 years
JHX stock price at grant date (A$)	AUD 17.76	AUD 12.42
Number of restricted stock units	579,262	459,317